Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	$ 77	$ 84
Interest costs	124	114
Expected return on plan assets	(161)	(162)
Amortization of actuarial losses (gains)	24	48
Amortization of past service credits/plan amendments	(1)	0
Regulatory adjustments	2	(1)
Net benefit cost	65	83
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	27	31
Interest costs	25	23
Expected return on plan assets	(16)	(16)
Amortization of actuarial losses (gains)	(4)	0
Amortization of past service credits/plan amendments	(7)	(10)
Regulatory adjustments	3	6
Net benefit cost	$ 28	$ 34